Investments in Affiliates (Tables)	6 Months Ended
Dec. 31, 2025
Investments in Affiliates [Abstract]
Schedule of Investments in Affiliates

Investments in affiliate consist of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Yanbense Food Technology (Shenzhen) Co., Ltd.	-	242
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	-	113,020
Total	-	113,262